Derivative Financial Instruments - Details of Interest Rate and Currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 7,467
Sensitivity DFIs	(6,688)
Sensitivity net	779
Sensitivity Debt	(29,752)
Euro | Interbank Yield Curves Sensitivity
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(31,161)
Sensitivity DFIs	26,386
Sensitivity net	(4,775)
Value at risk	4,042
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	0
Sensitivity DFIs	0
Sensitivity net	0
Sensitivity Debt	0
Pounds sterling | Interbank Yield Curves Sensitivity
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	0
Sensitivity DFIs	0
Sensitivity net	0
Value at risk	0
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	287
Sensitivity DFIs	(286)
Sensitivity net	1
Sensitivity Debt	(5,073)
Yen | Interbank Yield Curves Sensitivity
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(5,106)
Sensitivity DFIs	(1,592)
Sensitivity net	(6,698)
Value at risk	6,382
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	3,378
Sensitivity DFIs	5,962
Sensitivity net	9,340
Sensitivity Debt	(77,004)
Peso | Interbank Yield Curves Sensitivity
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(78,145)
Sensitivity DFIs	(44,393)
Sensitivity net	(122,538)
Value at risk	106,369
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	5,707
Sensitivity DFIs	(5,707)
Sensitivity net	0
Sensitivity Debt	(23,118)
UDI | Interbank Yield Curves Sensitivity
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(25,103)
Sensitivity DFIs	25,103
Sensitivity net	0
Value at risk	0
U.S
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	607,532
Sensitivity DFIs	(2,268)
Sensitivity net	$ 605,264